Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Kuke Music Holding Ltd
Entity Central Index Key	0001809158
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Type	20-F/A
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	true
Entity Common Stock, Shares Outstanding	24,566,723
Entity Interactive Data Current	Yes
Entity File Number	001-39859
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 96
Entity Address, Address Line Two	4 San Jian Fang South Block
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100024
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share, par value US$0.001 per share*
Trading Symbol	KUKE
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building 96
Entity Address, Address Line Two	4 San Jian Fang South Block
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100024
Contact Personnel Name	Hoi Tung Chan
City Area Code	+86
Local Phone Number	010-6561 0392